Depreciation, Amortization and Impairment	12 Months Ended
Mar. 31, 2020
Depreciation Amortisation And Impairment Expense [Abstract]
Depreciation, Amortization and Impairment
16)	DEPRECIATION, AMORTIZATION AND IMPAIRMENT

	For the year ended March 31
Particulars	2018	2019	2020
Depreciation*	4,357	3,895	9,347
Amortization	25,481	22,922	24,335
Impairment of intangible assets	2,874	—	—
Total	32,712	26,817	33,682

Notes: *	Upon adoption of IFRS 16, the Group has recognised depreciation on right-of-use assets and interest on lease liabilities instead of rent expense on leasehold properties. (refer note 4,15,17 and 19)